Schedule of Investments (unaudited) April 30, 2020	BlackRock Taxable Municipal Bond Trust (BBN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds — 7.0%

Diversified Financial Services — 0.2%
Western Group Housing LP, 6.75%, 03/15/57(a)(b)	$2,458	$3,281,596

Education — 3.4%
George Washington University, Series 2018, 4.13%, 09/15/48	7,191	8,550,616
Rensselaer Polytechnic Institute, Series 2018, 5.25%, 09/01/48	20,000	24,538,695
Wesleyan University, 4.78%, 07/01/16(b)	11,000	12,415,370

		45,504,681

Health Care Providers & Services — 3.4%
Baptist Health Obligated Group, Series 2019, 4.10%, 12/01/49	14,900	14,493,712
Common Spirit Health, 3.82%, 10/01/49	7,750	7,781,452
Ochsner Clinic Foundation, 5.90%, 05/15/45	5,000	6,449,480
PeaceHealth Obligated Group, Series 2018, 4.79%, 11/15/48	5,065	6,511,183
Tower Health, Series 2020, 4.45%, 02/01/50	10,836	9,411,804

		44,647,631

Total Corporate Bonds — 7.0% (Cost — $84,947,532)		93,433,908

Municipal Bonds — 138.6%

Arizona — 2.3%
Salt River Project Agricultural Improvement & Power District, RB, Build America Bonds, Series A, 4.84%, 01/01/41(b)	24,545	30,250,485

California — 26.9%
Bay Area Toll Authority, RB, Build America Bonds, San Francisco Toll Bridge:
Series S-1, 6.92%, 04/01/40	13,700	20,389,025
Series S-1, 7.04%, 04/01/50	1,015	1,688,930
Series S-3, 6.91%, 10/01/50	14,000	23,488,500
City of San Francisco California, Public Utilities Commission Water Revenue, RB, Build America Bonds, Sub-Series E, 6.00%, 11/01/40(b)	21,255	29,010,099
City of San Jose California, Refunding ARB, Norman Y Mineta San Jose International Airport SJC, Series B (AGM), 6.60%, 03/01/41(b)	10,000	10,372,900

Security	Par (000)	Value

California (continued)
County of Alameda California Joint Powers Authority, RB, Build America Bonds, Recovery Zone, Series A, 7.05%, 12/01/44	$11,000	$17,405,960
County of Orange California Local Transportation Authority, Refunding RB, Build America Bonds, Series A, 6.91%, 02/15/41	5,000	7,479,250
County of Riverside California, RB, 3.82%, 02/15/38(c)	6,450	6,636,921
County of Sonoma California, Refunding RB, Pension Obligation, Series A (GTD), 6.00%, 12/01/29	13,785	16,887,590
Foothill-Eastern Transportation Corridor Agency, Refunding RB, Toll Road, Series A, 4.09%, 01/15/49	14,540	14,546,979
Los Angeles Community College District California, GO, Build America Bonds, 6.60%, 08/01/42	10,000	16,358,800
Los Angeles Department of Water & Power, RB, Build America Bonds, 7.00%, 07/01/41(b)	17,225	17,363,489
Metropolitan Water District of Southern California, RB, Build America Bonds, Series A, 6.95%, 07/01/40(b)	12,000	12,086,520
Palomar Community College District, GO, Build America Bonds, Series B-1, 7.19%, 08/01/45	7,500	7,606,425
Rancho Water District Financing Authority, RB, Build America Bond, Series A, 6.34%, 08/01/20(b)(d)	165	166,716
San Diego County Regional Airport Authority, ARB, Consolidated Rental Car Facility Project, Series B, 5.59%, 07/01/43	4,000	4,422,000
State of California, GO, Build America Bonds:
7.55%, 04/01/39	9,035	15,173,470
7.60%, 11/01/40	15,000	25,970,250
Various Purpose, 7.63%, 03/01/40	8,950	14,945,068
State of California Public Works Board, RB, Build America Bonds, Series G-2, 8.36%, 10/01/34	18,145	28,240,515
University of California, RB, Build America Bonds(b):
5.95%, 05/15/45	24,000	33,792,000
6.30%, 05/15/50	27,010	35,145,682

		359,177,089

Schedule of Investments (unaudited) (continued) April 30, 2020	BlackRock Taxable Municipal Bond Trust (BBN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Colorado — 3.7%
City & County of Denver Colorado School District No. 1, COP, Refunding, Denver Colorado Public Schools, Series B, 7.02%, 12/15/37	$6,000	$8,876,340
Regional Transportation District, COP, Build America Bonds, Series B, 7.67%, 06/01/40(b)	23,000	35,169,070
State of Colorado, COP, Build America Bonds, Building Excellent Schools, Series E, 7.02%, 03/15/21(d)	5,000	5,219,300

		49,264,710

Connecticut — 0.4%
Connecticut State Health & Educational Facilities Authority, Refunding RB, Series G-2, 4.25%, 07/01/27(a)	5,055	4,878,227

District of Columbia — 3.5%
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, ARB, Build America Bonds:
Series D, 8.00%, 10/01/47	10,750	17,421,128
Dulles Toll Road Revenue, 7.46%, 10/01/46	9,235	13,582,099
Washington Convention & Sports Authority, Refunding RB, Series C, 7.00%, 10/01/20(d)	15,000	15,306,000

		46,309,227

Florida — 4.9%
City of Sunrise Florida Utility System, Refunding RB, Build America Bonds, Series B, 5.91%, 10/01/20(b)(d)	23,000	23,378,350
County of Miami-Dade Florida Educational Facilities Authority, Refunding RB, Series B, 5.07%, 04/01/50	12,250	15,177,995
Excelsior Academies Inc, RB, Series C, 5.25%, 11/01/25	640	631,847
Florida Development Finance Corp., RB, Midtown Compus Properties, 7.00%, 12/01/48(a)	4,500	3,937,950
Miami-Dade County Industrial Development Authority, RB, Excelsior Charter Academy Project, 5.25%, 11/01/25	255	252,149

Security	Par (000)	Value

Florida (continued)
Sumter Landing Community Development District, RB, Taxable Senior Recreational, Series 2016, 4.17%, 10/01/47	$2,575	$2,802,398
Town of Davie Florida Water & Sewer, RB, Build America Bonds, Series B (AGM), 6.85%, 10/01/20(d)	2,500	2,550,600
Village Center Community Development District, Refunding RB, 5.02%, 11/01/36	13,500	16,621,470

		65,352,759

Georgia — 6.2%
Municipal Electric Authority of Georgia, Refunding RB, Build America Bonds, Series A:
6.64%, 04/01/57	26,656	35,212,043
6.66%, 04/01/57	24,635	33,425,753
7.06%, 04/01/57	9,851	13,461,884

		82,099,680

Hawaii — 2.3%
University of Hawaii, RB, Build America Bonds, Series B-1, 6.03%, 10/01/40(b)	30,500	31,059,980

Idaho — 0.1%
Idaho Housing & Finance Association, RB, Hayden Canyon Charter School Project, Series B, 7.15%, 06/15/31	980	843,065

Illinois — 18.6%
Chicago Board of Education, GO:
Build America Bonds, 6.52%, 12/01/40	9,745	9,907,352
Taxable Build America Bonds, 6.04%, 12/01/29	12,935	12,849,888
Taxable Build America Bonds, 6.14%, 12/01/39	2,085	2,039,505
Taxable Qualified School Construction Bonds, 6.32%, 11/01/29	9,465	9,417,486
Chicago O’Hare International Airport, Refunding ARB, Build America Bonds, Series B:
O’Hare International Airport, General 3rd Lien, 6.85%, 01/01/38(b)	30,110	30,194,007
6.40%, 01/01/40	1,500	2,068,905
Chicago Transit Authority, RB:
Build America Bonds, Series B, 6.20%, 12/01/40(b)	16,015	19,028,542
Pension Funding, Series A, 6.90%, 12/01/40	4,075	5,292,080
Pension Funding, Series B, 6.90%, 12/01/40	4,900	6,438,747

Schedule of Investments (unaudited) (continued) April 30, 2020	BlackRock Taxable Municipal Bond Trust (BBN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Illinois (continued)
City of Chicago, GO, Series B, 5.43%, 01/01/42	$1,065	$936,497
City of Chicago Illinois Wastewater Transmission, RB, Build America Bonds, Series B, 6.90%, 01/01/40(b)	36,000	50,225,040
City of Chicago Illinois Waterworks Transmission, RB, Build America Bonds, 2nd Lien, Series B, 6.74%, 11/01/40	15,250	20,264,047
Illinois Finance Authority, RB, Carle Foundation, Series A, 5.75%, 08/15/34	5,000	5,233,150
Illinois Municipal Electric Agency, RB, Build America Bonds, Series A, 7.29%, 02/01/35	15,000	21,514,200
Northern Illinois Municipal Power Agency, RB, Build America Bonds, Prairie State Project, Series A, 7.82%, 01/01/40	5,000	7,757,500
State of Illinois, GO, Build America Bonds:
6.73%, 04/01/35	6,320	6,455,817
Pension, 7.35%, 07/01/35	35,855	38,118,168

		247,740,931

Indiana — 1.9%
Indiana Finance Authority, RB, Build America Bonds, Series B, 6.60%, 02/01/39	7,900	11,711,355
Indiana Municipal Power Agency, RB, Build America Bonds, Direct Payment, Series A, 5.59%, 01/01/42	10,000	13,750,300

		25,461,655

Kentucky — 1.3%
Westvaco Corp., RB, MeadWestvaco Corp., 7.67%, 01/15/27(a)	13,800	17,769,432

Maryland — 0.1%
Maryland Health & Higher Educational Facilities Authority, RB, Legends Charter School Project, Series B, 6.25%, 03/01/27(a)	1,000	906,480

Massachusetts — 0.6%
Commonwealth of Massachusetts Transportation Fund Revenue, RB, Build America Bonds, Recovery Zone, Series B, 5.73%, 06/01/40(b)	5,000	6,585,050

Security	Par (000)	Value

Massachusetts (continued)
Massachusetts HFA, Refunding RB, Series D, 7.02%, 12/01/42	$1,225	$1,229,851

		7,814,901

Michigan — 3.5%
Michigan Finance Authority, RB, Series D, 5.02%, 11/01/43	7,500	9,272,250
Michigan State University, RB, Build America Bonds, General, Series A, 6.17%, 02/15/50	5,500	6,783,260
Michigan State University, Refunding RB, Taxable, Series A, 4.50%, 08/15/48	14,575	16,016,322
Michigan Tobacco Settlement Finance Authority, RB, Series A, 7.31%, 06/01/34	15,165	14,338,356

		46,410,188

Minnesota — 1.4%
Southern Minnesota Municipal Power Agency, Refunding RB, Build America Bonds, Series A, 5.93%, 01/01/43	8,000	11,217,680
Western Minnesota Municipal Power Agency, RB, Build America Bonds, Series C, 6.77%, 01/01/46	5,000	7,710,550

		18,928,230

Mississippi — 0.5%
Mississippi Development Bank, RB, Build America Bonds, Garvee, Series B, 6.41%, 01/01/40	5,000	7,006,100

Missouri — 2.1%
Missouri Joint Municipal Electric Utility Commission, RB, Build America Bonds, Plum Point Project, Series A, 7.73%, 01/01/39	11,000	17,619,140
University of Missouri, RB, Build America Bonds, Curators of the University, Series A, 5.79%, 11/01/41	7,000	10,290,630

		27,909,770

Nevada — 0.4%
City of North Las Vegas Nevada, GO, Build America Bonds, 6.57%, 06/01/40	1,420	2,081,805

Schedule of Investments (unaudited) (continued) April 30, 2020	BlackRock Taxable Municipal Bond Trust (BBN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Nevada (continued)
County of Clark Nevada Department of Aviation, ARB, Build America Bonds, Series C, 6.82%, 07/01/45	$2,000	$2,655,660

		4,737,465

New Jersey — 11.3%
County of Camden Improvement Authority, LRB, Build America Bonds, Cooper Medical School of Rowan University Project, Series A, 7.75%, 07/01/34(b)	5,000	5,045,450
New Jersey EDA, RB, Series A (NPFGC), 7.43%, 02/15/29(b)	20,974	24,887,329
New Jersey State Housing & Mortgage Finance Agency, RB, M/F Housing, Series C (AGM), 6.65%, 11/01/44	14,360	14,385,130
New Jersey State Turnpike Authority, RB, Build America Bonds:
Series A, 7.10%, 01/01/41(b)	34,000	52,273,300
Series F, 7.41%, 01/01/40	6,790	10,660,911
New Jersey Transportation Trust Fund Authority, RB, Build America Bonds, Series C, 5.75%, 12/15/28	4,500	5,200,065
New Jersey Transportation Trust Fund Authority, Refunding RB, Transportation System, 4.13%, 06/15/42	29,355	28,848,332
Rutgers — The State University of New Jersey, RB, Rutgers University, Series P, 3.92%, 05/01/19	7,275	8,874,991

		150,175,508

New York — 11.0%
City of New York, GO, Build America Bonds, Series H-1, 6.25%, 06/01/35	5,000	5,015,450
City of New York Municipal Water Finance Authority, RB, Build America Bonds, 2nd General Resolution, Series DD, 6.45%, 06/15/41(b)	6,300	6,332,571
County of Nassau New York Tobacco Settlement Corp., Refunding RB, Series A1, 6.83%, 06/01/21	9,231	9,247,819
Metropolitan Transportation Authority, RB, Build America Bonds:
6.67%, 11/15/39	2,220	2,841,334
7.34%, 11/15/39(b)	13,245	19,416,110
Series C-1, 6.69%, 11/15/40(b)	13,000	16,649,490
New York City Transitional Finance Authority Future Tax Secured Revenue, RB, Build America Bonds, Future Tax Secured, Sub-Series B-1:
5.93%, 11/01/36	6,060	6,152,718
5.57%, 11/01/38(b)	19,000	24,865,870

Security	Par (000)	Value

New York (continued)
New York City Water & Sewer System, RB, Build America Bonds, 6.12%, 06/15/20(d)	$2,445	$2,457,739
Port Authority of New York & New Jersey, ARB:
192nd Series, 4.81%, 10/15/65	14,825	19,425,642
Consolidated, 160th Series, 5.65%, 11/01/40	2,750	3,658,023
Consolidated, 168th Series, 4.93%, 10/01/51	3,860	5,004,953
State of New York Dormitory Authority, RB, Build America Bonds, General Purpose, Series H, 5.39%, 03/15/40(b)	15,000	18,906,300
State of New York Dormitory Authority, Refunding RB, Touro College & University, Series B, 5.75%, 01/01/29	6,010	6,704,876

		146,678,895

Ohio — 7.5%
American Municipal Power, Inc., RB, Build America Bonds, Combined Hydroelectric Projects, Series B, 7.83%, 02/15/41	10,000	15,357,900
American Municipal Power, Inc., Refunding RB, Build America Bonds, Series B, 6.45%, 02/15/44	10,000	14,099,300
County of Franklin Ohio Convention Facilities Authority, RB, Build America Bonds, 6.64%, 12/01/42(b)	30,575	46,139,510
Mariemont City School District, GO, Refunding, Build America Bonds, Series B, 6.55%, 12/01/20(b)(d)	10,055	10,351,723
Ohio University, RB, General Receipts, Athens, 5.59%, 12/01/14	10,100	13,523,597

		99,472,030

Oklahoma — 0.4%
Oklahoma Municipal Power Authority, RB, Build America Bonds, 6.44%, 01/01/45(b)	3,500	4,893,700

Pennsylvania — 3.5%
Commonwealth Financing Authority, RB, Series A:
Plancon Program, 3.86%, 06/01/38	2,210	2,396,524
4.14%, 06/01/38	6,200	6,918,890
3.81%, 06/01/41	4,920	5,609,981

Schedule of Investments (unaudited) (continued) April 30, 2020	BlackRock Taxable Municipal Bond Trust (BBN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pennsylvania (continued)
Pennsylvania Economic Development Financing Authority, RB, Build America Bonds, Series B, 6.53%, 06/15/39	$23,050	$31,838,043

		46,763,438

Puerto Rico — 2.8%
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Refunding RB, Senior Lien, Series B:
5.00%, 07/01/23	3,365	3,255,536
5.35%, 07/01/27	18,075	17,022,312
6.15%, 07/01/38	2,160	2,037,118
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, Restructured, Series A-2:
4.33%, 07/01/40	5,000	4,465,500
4.78%, 07/01/58	12,447	11,204,665

		37,985,131

South Carolina — 1.8%
South Carolina Public Service Authority, RB, Series F (AGM):
Build America Bonds, 6.45%, 01/01/50	11,290	17,455,130
Santee Cooper, 5.74%, 01/01/30	5,000	6,182,000

		23,637,130

Tennessee — 4.5%
County of Memphis-Shelby Tennessee Industrial Development Board, Refunding, Tax Allocation Bonds, Subordinate Tax Increment, Series C, 7.00%, 07/01/45	5,800	5,720,308
Metropolitan Government of Nashville & Davidson County Convention Center Authority, RB, Build America Bonds, Series A2, 7.43%, 07/01/43(b)	35,105	54,387,825

		60,108,133

Texas — 4.0%
City of Austin Texas, RB, Travis, Williams and Hays Counties, Rental Car Specialty Facilities, 5.75%, 11/15/42	10,000	10,569,800
City of San Antonio Texas Customer Facility Charge Revenue, RB, 5.87%, 07/01/45(b)	7,500	8,522,625
Dallas Area Rapid Transit, RB, Build America Bonds, Senior Lien, Series B, 5.02%, 12/01/48	2,500	3,367,100
North Texas Municipal Water District, RB, Build America Bonds, Series A, 6.01%, 09/01/40(b)	10,000	10,128,600

Security	Par (000)	Value

Texas (continued)
Port Beaumont Navigation District, Refunding RB, Jefferson Gulf Coast, Series B, 6.00%, 01/01/25(a)	$1,085	$1,074,573
Texas Private Activity Bond Surface Transportation Corp., RB, North Tarrant Express Managed Lanes Project, Series B, 3.92%, 12/31/49	20,000	20,359,400

		54,022,098

Utah — 2.6%
Utah Transit Authority, RB, Build America Bonds, Subordinated, 5.71%, 06/15/40(b)	26,405	35,112,313

Virginia — 2.0%
Tobacco Settlement Financing Corp., Refunding RB, Series A-1, 6.71%, 06/01/46	32,325	26,966,808

Washington — 1.4%
Washington State Convention Center Public Facilities District, RB, Build America Bonds, Series B, 6.79%, 07/01/40	16,100	18,985,764

West Virginia — 4.3%
West Virginia Tobacco Settlement Finance Authority, RB, Series A, 7.47%, 06/01/47	32,275	30,872,974
West Virginia United Health System Obligated Group, Series 2018, 4.92%, 06/01/48	20,000	26,988,254

		57,861,228

Wisconsin — 0.8%
Public Finance Authority, RB:
Affinity Living Group, 6.75%, 11/01/24(a)	3,580	3,369,603
Seattle Proton Center, Series A, 7.55%, 12/01/30(a)	1,470	1,461,048
Seattle Proton Center, Series A, 7.63%, 12/01/48(a)	5,310	4,707,846
Series B, 6.00%, 06/15/24	435	425,952
Public Finance Authority, Refunding RB, Ultimate Medical Academy Project, Series B, 6.13%, 10/01/49(a)	1,470	1,056,474

		11,020,923

Total Municipal Bonds — 138.6% (Cost — $1,506,759,630)		1,847,603,473

Total Long-Term Investments — 145.6% (Cost — $1,591,707,162)		1,941,037,381

Schedule of Investments (unaudited) (continued) April 30, 2020	BlackRock Taxable Municipal Bond Trust (BBN) (Percentages shown are based on Net Assets)

Security	Shares	Value

Short-Term Securities — 3.6%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.12%(e)(f)	48,116,802	$48,116,802

Total Short-Term Securities — 3.6% (Cost — $48,116,802)		48,116,802

Total Investments — 149.2% (Cost — $1,639,823,964)		1,989,154,183

Liabilities in Excess of Other Assets — (49.2)%		(655,652,150)

Net Assets — 100.0%		$1,333,502,033

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of the security has been pledged as collateral in connection with outstanding reverse repurchase agreements.
(c)	When-issued security.
(d)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(e)	Annualized 7-day yield as of period end.
(f)

Investments in issuers considered to be an affiliate/affiliates of the Trust during the period ended April 30, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 07/31/19	Shares Purchased		Shares Sold	Shares Held at 04/30/20	Value at 04/30/20	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	5,709,848	42,406,954	(b)	—	48,116,802	$48,116,802	$162,375	$70	$—

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares purchased (sold)

For Trust compliance purposes, the Trust’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Portfolio Abbreviations

AGM	Assured Guaranty Municipal Corp.

ARB	Airport Revenue Bonds

COP	Certificates of Participation

EDA	Economic Development Authority

GO	General Obligation Bonds

HFA	Housing Finance Agency

LRB	Lease Revenue Bonds

M/F	Multi-Family

NPFGC	National Public Finance Guarantee Corp.

RB	Revenue Bonds

Schedule of Investments (unaudited) (continued) April 30, 2020	BlackRock Taxable Municipal Bond Trust (BBN)

Reverse Repurchase Agreements

Counterparty	Interest Rate	Trade Date	Maturity Date (a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements (a)
RBC Capital Markets LLC	1.15%	08/27/19	Open	$7,400,000	$7,506,180	Municipal Bonds	Open/Demand
RBC Capital Markets LLC	1.15%	08/28/19	Open	31,233,513	31,705,399	Municipal Bonds	Open/Demand
RBC Capital Markets LLC	1.15%	08/28/19	Open	28,773,956	29,208,683	Municipal Bonds	Open/Demand
RBC Capital Markets LLC	1.15%	08/28/19	Open	33,000,000	33,498,575	Municipal Bonds	Open/Demand
RBC Capital Markets LLC	1.15%	08/28/19	Open	35,580,000	36,082,314	Municipal Bonds	Open/Demand
RBC Capital Markets LLC	1.15%	08/28/19	Open	42,280,000	42,918,780	Municipal Bonds	Open/Demand
RBC Capital Markets LLC	1.15%	12/18/19	Open	17,311,125	17,434,755	Municipal Bonds	Open/Demand
RBC Capital Markets LLC	1.15%	12/19/19	Open	3,617,875	3,643,843	Municipal Bonds	Open/Demand
Mitsubishi UFJ Securities (USA) Inc.	0.85%	03/02/20	Open	3,580,500	3,588,745	Corporate Bonds	Open/Demand
Mitsubishi UFJ Securities (USA) Inc.	1.42%	03/02/20	Open	52,043,800	52,192,125	Municipal Bonds	Open/Demand
Mitsubishi UFJ Securities (USA) Inc.	1.42%	03/02/20	Open	9,689,000	9,716,614	Municipal Bonds	Open/Demand
Mitsubishi UFJ Securities (USA) Inc.	1.42%	03/02/20	Open	34,172,500	34,269,892	Municipal Bonds	Open/Demand
Mitsubishi UFJ Securities (USA) Inc.	1.42%	03/02/20	Open	19,698,000	19,754,139	Municipal Bonds	Open/Demand
Mitsubishi UFJ Securities (USA) Inc.	1.42%	03/02/20	Open	8,902,800	8,928,173	Municipal Bonds	Open/Demand
Mitsubishi UFJ Securities (USA) Inc.	1.42%	03/02/20	Open	3,156,200	3,165,195	Municipal Bonds	Open/Demand
Mitsubishi UFJ Securities (USA) Inc.	1.42%	03/02/20	Open	24,707,600	24,778,017	Municipal Bonds	Open/Demand
Mitsubishi UFJ Securities (USA) Inc.	1.42%	03/02/20	Open	35,070,400	35,170,351	Municipal Bonds	Open/Demand
Mitsubishi UFJ Securities (USA) Inc.	1.42%	03/02/20	Open	22,857,000	22,922,142	Municipal Bonds	Open/Demand
Mitsubishi UFJ Securities (USA) Inc.	1.42%	03/02/20	Open	8,286,000	8,309,615	Municipal Bonds	Open/Demand
Mitsubishi UFJ Securities (USA) Inc.	1.42%	03/02/20	Open	28,364,900	28,445,740	Municipal Bonds	Open/Demand
Mitsubishi UFJ Securities (USA) Inc.	1.42%	03/02/20	Open	20,026,500	20,083,575	Municipal Bonds	Open/Demand
Mitsubishi UFJ Securities (USA) Inc.	1.47%	03/02/20	Open	49,539,600	49,684,916	Municipal Bonds	Open/Demand
Mitsubishi UFJ Securities (USA) Inc.	1.47%	03/02/20	Open	4,898,600	4,912,969	Municipal Bonds	Open/Demand
Mitsubishi UFJ Securities (USA) Inc.	1.47%	03/02/20	Open	6,348,500	6,367,122	Municipal Bonds	Open/Demand
Mitsubishi UFJ Securities (USA) Inc.	1.47%	03/02/20	Open	24,822,200	24,895,012	Municipal Bonds	Open/Demand
Mitsubishi UFJ Securities (USA) Inc.	1.47%	03/02/20	Open	4,796,000	4,809,517	Municipal Bonds	Open/Demand
Barclays Bank PLC	1.05%	03/10/20	Open	1,145,681	1,147,753	Municipal Bonds	Open/Demand
Barclays Bank PLC	1.05%	03/10/20	Open	1,775,569	1,778,780	Municipal Bonds	Open/Demand
Barclays Bank PLC	1.05%	03/10/20	Open	1,342,500	1,344,928	Municipal Bonds	Open/Demand
RBC Capital Markets LLC	1.15%	03/10/20	Open	4,893,750	4,903,306	Municipal Bonds	Open/Demand
Mitsubishi UFJ Securities (USA) Inc.	0.97%	03/23/20	Open	6,003,900	6,009,886	Municipal Bonds	Open/Demand
Mitsubishi UFJ Securities (USA) Inc.	0.97%	03/23/20	Open	16,516,500	16,532,966	Municipal Bonds	Open/Demand
Mitsubishi UFJ Securities (USA) Inc.	0.97%	03/23/20	Open	9,540,000	9,550,025	Municipal Bonds	Open/Demand
RBC Capital Markets LLC	1.80%	03/24/20	Open	24,832,500	24,878,440	Municipal Bonds	Open/Demand
Barclays Bank PLC	1.10%	04/08/20	Open	5,443,750	5,447,576	Municipal Bonds	Open/Demand
Barclays Bank PLC	1.15%	04/08/20	Open	9,036,931	9,043,571	Municipal Bonds	Open/Demand
Barclays Bank PLC	1.50%	04/15/20	Open	11,935,000	11,942,459	Corporate Bonds	Open/Demand
Barclays Bank PLC	1.65%	04/15/20	Open	20,010,000	20,023,757	Municipal Bonds	Open/Demand
Barclays Bank PLC	1.65%	04/15/20	Open	143,756	143,855	Municipal Bonds	Open/Demand

				$672,776,406	$676,739,690

(a)	Certain agreements have no stated maturity and can be terminated by either party at any time.

Schedule of Investments (unaudited) (continued) April 30, 2020	BlackRock Taxable Municipal Bond Trust (BBN)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments, refer to the Trust’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Trust’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	$—	$1,941,037,381	$—	$1,941,037,381
Short-Term Securities	48,116,802	—	—	48,116,802

	$48,116,802	$1,941,037,381	$—	$1,989,154,183

(a)	See above Schedule of Investments for values in each industry, state or political sub division.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial reporting purposes. As of period end, reverse repurchase agreements payable of $676,739,690 is categorized as Level 2 within the disclosure hierarchy.